INCOME TAXES - Deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Deferred income tax assets	$ 49	$ 126
Deferred income tax liabilities	(3,353)
Deferred withholding tax liabilities	(2,157)	(2,053)
Deferred special mining duty asset (liabilities)	96	96
Deferred tax (liability) asset	$ (5,365)	$ (1,831)